Geographical Segmented Information (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of geographical areas [text block] [Abstract]
Schedule of identifiable assets by geographic segments
	Restricted deposits	Deposits	Goodwill	Property and equipment	Intangible assets

June 30, 2022
Canada	$8,922	$-	$-	$-	$-
USA	-	100,000	6,580,660	268,642	9,387,325

	$8,922	$100,000	6,580,660	$268,642	$9,387,325

June 30, 2021
Canada	$9,276	$-	$-	$5,087	$-
USA	-	100,000	6,553,593	357,392	8,846,311

	$9,276	$100,000	6,553,593	$362,479	$8,846,311